Earnings/(Loss) per Share - Schedule of Basic and Diluted Earnings/(Loss) Per Ordinary Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Income/(loss) attributable to the owners of the Group, basic	$ (41,773)	$ (25,004)
Income/(loss) attributable to the owners of the Group, dilutive	$ (41,773)	$ (25,004)
Denominator:
Issued ordinary shares at January 1 (in shares)			271,853,731	278,566,306
Effect of shares issued & treasury shares purchased and cancelled (in shares)	(2,197,209)	(311,925)
Weighted average ordinary shares for basic EPS (in shares)	269,656,522	278,254,381
Effect of dilutive shares (in shares)	0	0
Weighted average ordinary shares for diluted EPS (in shares)	269,656,522	278,254,381
Basic earnings/(loss) per ordinary share (in dollars per share)	$ (0.15)	$ (0.09)
Diluted earnings/(loss) per ordinary share (in dollars per share)	$ (0.15)	$ (0.09)